(Columbia Intermediate Bond Fund)
COLUMBIA FUNDS SERIES TRUST I

Columbia Intermediate Bond Fund
(the "Fund")

Supplement dated May 4, 2012 to the
Fund's prospectuses dated August 1, 2011

Effective immediately, the fourth and fifth paragraphs within the section of the prospectuses entitled "Columbia Intermediate Bond Fund - Principal Investment Strategies" are deleted in their entirety and replaced with the following:

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Adviser evaluates a security based on its potential to generate income and/or capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.